Income Taxes - Summary of Prior Period Withholding Tax Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Loss from operations before taxes	$ (43,085)	$ (3,669)
Tax at Canadian combined federal and provincial income tax rate (26%)	(11,202)	(954)
Change in amount of deferred tax recognized	(92,098)	(54,541)
Difference in tax rates and treatment in foreign jurisdictions	(74,638)	(89,660)
Withholding taxes	18,932	22,457
Non deductible losses and expense	4,993	12,407
Income and other taxes	$ (154,013)	$ (110,291)